Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction, Total	$ 433,000	$ 276,000
Property, Plant and Equipment, Disposals	69,000	265,000
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction, Total	246,000	99,000
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction, Total	25,000
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction, Total	68,000	72,000
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction, Total	$ 94,000	$ 105,000